VCC Mortgage Securities, LLC ABS-15G

Exhibit 99.06

LOANUID	LOANID	Edgar Loan ID	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
	XXXX	2025-3000000		XX/XX/XXXX	04/30/2025	12	000000000NNN	0	0
	XXXX	2025-3000001		XX/XX/XXXX	04/30/2025	12	0000NNNNNNNN	0	0